Description of business	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business	Description of business:
Xanadu Quantum Technologies Limited (the “Company” or “Xanadu”) was incorporated under the Business Corporations Act (Ontario) on October 2, 2025. The Company was formed to facilitate the merger (the “Reverse Recapitalization”) between Xanadu Quantum Technologies Inc. (“Old Xanadu”) and Crane Harbor Acquisition Corp. (“SPAC”), a special purpose acquisition company. Old Xanadu was incorporated under the Canada Business Corporations Act on December 7, 2016, and subsequently continued under the Business Corporations Act (Ontario) on October 29, 2025. The Company is headquartered in Toronto, Ontario.
On March 26, 2026, Xanadu completed its previously announced merger pursuant to the merger agreement (the "Agreement"), dated November 3, 2025, with Old Xanadu and SPAC, a Cayman Islands exempted corporation. SPAC, was incorporated on January 2, 2025, for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar reverse recapitalization with one or more businesses. Upon closing, Xanadu became the parent company of both Old Xanadu and SPAC. SPAC was continued under the Business Corporations Act (Ontario) on March 20, 2026 and was renamed Xanadu Quantum Technologies Former SPAC Inc. on March 27, 2026. The Reverse Recapitalization was accounted for as a reverse recapitalization in accordance with U.S. GAAP.
Following the Reverse Capitalization, the Xanadu Class B Subordinate Voting Shares began trading on the Nasdaq and the TSX under the symbol “XNDU”.
The Company specializes in designing photonic devices and the platforms around them, including the experimentation and development of quantum computers available on the cloud with supporting software, along with quantum simulators and other related products and offerings. The Company’s mission is to build quantum computers that are useful and available to people everywhere.